Provisions for employees' benefits (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Termination benefits expense	$ 137,859	$ 155,286	$ 161,796
Level 1 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	47.40%	46.00%
Level 2 of fair value hierarchy [member]
Disclosure of defined benefit plans [line items]
Percentage of plan assets	52.60%	54.00%